SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due to related parties	$ 1,385,876	$ 1,736,164
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	1,799	7,254
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	90,589	504,484
Mr.Chi Kit Yu [Member]
Related Party Transaction [Line Items]
Due to related parties		140
Ms.Sau Ling Yeung [Member]
Related Party Transaction [Line Items]
Due to related parties		213
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,295,287	$ 1,231,327